Lease Liabilities (Details) - Schedule of financing lease liability - USD ($)	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2022
Schedule Of Financing Lease Liability Abstract
Financing lease payables for equipment	$ 200,509	$ 200,509
Total financing lease payables	200,509
Reduction of financing lease liability	(13,650)
Total	186,859
Less: short term portion	(62,210)
Long term portion	$ 124,649